Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment
		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance -January 1, 2019	55,079	5,500	12,240	5,044	1,748	79,611
Changes during 2019:
Additions	359	205	762	390	75	1,791

Balance - December 31, 2019	55,438	5,705	13,002	5,434	1,823	81,402
Changes during 2020:
Additions	684	1,199	130	860	30	2,903
Dispositions	-	-	(1,200)	-	-	(1,200)

Balance - December 31, 2020	56,122	6,904	11,932	6,294	1,853	83,105

Accumulated depreciation:
Balance - January 1, 2019	20,527	4,148	10,442	4,150	952	40,219
Changes during 2019:
Additions	1,905	417	1,034	237	69	3,662
Balance - December 31, 2019	22,432	4,565	11,476	4,387	1,021	43,881
Changes during 2020:
Additions	1,928	578	822	381	70	3,779
Dispositions	-	-	(1,200)	-	-	(1,200)
Balance - December 31, 2020	24,360	5,143	11,098	4,768	1,091	46,460

Net book value:
December 31, 2020	31,762	1,761	834	1,526	762	36,645

December 31, 2019	33,006	1,140	1,526	1,047	802	37,521

Net book value (USD in thousands):
December 31, 2020	9,879	548	259	475	237	11,398

December 31, 2019	10,266	355	475	326	249	11,671